PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2014	2015
Cost:

Computers and peripheral equipment	$6,576	$7,291
Office furniture and equipment	781	917
Leasehold improvements	87	109

	7,444	8,317
Accumulated depreciation:

Computers and peripheral equipment	5,565	6,055
Office furniture and equipment	627	740
Leasehold improvement	72	78

	6,264	6,873

Depreciated cost	$1,180	$1,444